Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-120120-01
Entity Registrant Name	KIDOZ Inc.
Entity Central Index Key	0001318482
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Pacific Centre
Entity Address, Address Line Two	Suite 1500
Entity Address, Address Line Three	701 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V7Y 1C6
Title of 12(g) Security	COMMON STOCK, NO PAR VALUE PER SHARE
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	131,304,499
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	731
Auditor Name	DAVIDSON & COMPANY LLP
Auditor Location	Vancouver, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Pacific Centre
Entity Address, Address Line Two	Suite 1500
Entity Address, Address Line Three	701 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V7Y 1C6
City Area Code	1 888
Local Phone Number	374-2163
Contact Personnel Name	Henry Bromley, Chief Financial Officer